                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07111

Morgan Stanley Insured California Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)                              (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008


Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Insured California Municipal Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND, THEREFORE, THE VALUE OF THE TRUST'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the six months ended April 30, 2008

MARKET CONDITIONS

The six-month period under review was marked by disrupted credit markets, recession fears, deterioration of the housing market, and markdowns in the mortgage market as a result of forced selling. Although the fixed income market saw some improvements in the last month of the period, many of the same concerns and problems remained.

The Federal Reserve (the "Fed") stepped in several times during the period to minimize the liquidity crisis. Not only did the Federal Open Market Committee reduce the target federal funds rate several times, from 4.5 percent to 2.0 percent, but in an unprecedented move, the Fed granted primary Treasury dealers (mostly brokerage firms) access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in what was most decidedly the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

The decline in short-term interest rates, coupled with the risk-averse environment during the period pushed Treasury yields lower, especially on the short end of the yield curve, causing the curve to steepen. The municipal yield curve steepened as well, with the yield differential between one-year and 30-year maturities reaching more than 300 basis points. Overall, municipal bonds underperformed their taxable counterparts as credit rating downgrades of various monoline bond insurers and the deterioration of the auction rate and variable rate markets posed additional challenges for the sector. After a record year for new municipal bond issuance in 2007, the amount of new issues coming to market in the first four months of 2008 declined.

PERFORMANCE ANALYSIS

For the six-month period ended April 30, 2008, the net asset value (NAV) of Morgan Stanley Insured California Municipal Securities (ICS) decreased from $14.86 to $14.44 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.315 per share, a short-term capital gain distribution of $0.021518 and a long-term capital gain distribution of $0.110661 per share, the Trust's total NAV return was 0.34 percent. ICS's value on the New York Stock Exchange (NYSE) moved from $14.19 to $13.90 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Trust's total market return was 1.15 percent. ICS's NYSE market price was at a
3.74 percent discount to its NAV. During the fiscal period, the Trust purchased and retired 22,518 shares of common stock at a weighted average market discount of 5.53 percent. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2008, declared in April, were unchanged at $0.0525 per share. The dividend reflects the current level of the Trust's net investment income. ICS's level of undistributed net investment income was $0.102 per share on April 30, 2008 versus $0.117 per share six months earlier.(1)

Throughout the six-month period, the Trust maintained a lower interest rate sensitivity (as measured by duration*), which was implemented through the use of a U.S. Treasury futures hedge. This defensive positioning benefited performance as it helped to minimize the price declines that resulted from rising yields across the intermediate and long end of the municipal yield curve.

In terms of the Trust's sector positioning, an overweight in the hospital/life care and tobacco sectors detracted from relative performance as spread widening in those sectors hindered returns. Conversely, an overweight in the public utility sector, particularly water and sewer bonds, benefited performance. The flight to quality that took place during the period helped boost the performance of the more solid infrastructure sectors such as utilities and the Trust's holdings there enhanced returns.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.


--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline.

TOP FIVE SECTORS AS OF 04/30/08
General Obligation                 16.7%
Water & Sewer                      15.9
Appropriation                      15.3
Public Power                       10.8
Dedicated Tax                      10.4




LONG-TERM CREDIT ENHANCEMENTS AS
OF 04/30/08
FSA                                34.3%
FGIC                               28.9
MBIA                               20.0
AMBAC                              11.6
US Gov't Backed                     2.2
XLCA                                1.9
AGC                                 1.1



Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Top five sectors are as a percentage of total investments. Long-term credit enhancements are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                                            COUPON     MATURITY
THOUSANDS                                                             RATE        DATE          VALUE
--------------------------------------------------------------------------------------------------------
           Tax-Exempt Municipal Bonds (94.3%)

           California (92.2%)

 $   235   Alameda County Joint Powers Authority, Ser 2008 (FSA
             Insd)................................................    5.00 %    12/01/24     $   247,615

     185   Alvord Unified School District, California, Ser 2007 A
             (FSA Insd) (WI)......................................    5.00      08/01/28         192,981

   2,000   Anaheim Public Financing Authority, Distribution
             Electric Ser 2007-A (MBIA Insd)......................    4.50      10/01/37       1,894,140

   1,000   Anaheim Public Financing Authority, Generation Refg
             Electric Ser 2002-B (FSA Insd).......................    5.25      10/01/18       1,061,580

   2,000   California Department of Veterans Affairs, Home
             Purchase 2002 Ser A (AMBAC Insd).....................    5.35      12/01/27       2,081,040

   1,500   California Department of Water Resources, Central
             Valley Ser Y (FGIC Insd).............................    5.25      12/01/19       1,581,585

   2,000   California Infrastructure & Economic Development Bank,
             Bay Area Toll Bridges Seismic Retrofit First Lien Ser
             2003 A (FGIC Insd) (ETM).............................    5.00      07/01/29       2,136,260

   1,000   California, Ser 2007 (MBIA Insd).......................    4.25      08/01/33         915,830

     265   California, Ser 2007 (FSA Insd)........................    5.50      03/01/20         266,961

   1,000   California State University, Ser 2005 A (AMBAC Insd)...    5.00      11/01/35       1,012,370

     400   California Veterans Ser BH (AMT) (FSA Insd)............    5.40      12/01/16         404,908

   1,000   Capistrano Unified School District, Community
             Facilities District #98-2 Ladera Ser 2005 (FGIC
             Insd)................................................    5.00      09/01/29         987,020

   3,025   City of Fairfield Water Financing, COPs Ser 2007 A
             (XLCA Insd)..........................................    0.00      04/01/30         899,000

   1,055   Fontana Unified School District, Ser 2008 B (FSA
             Insd)................................................    0.00      02/01/33         282,128

   1,000   Golden State Tobacco Securitization Corporation,
             Enhanced Asset Backed Ser 2005 A (FGIC Insd).........    5.00      06/01/38         957,980

     775   Grossmont Union High School District, Election of 2004
             Ser 2006 (MBIA Insd).................................    0.00      08/01/24         345,115

   1,280   Huntington Beach Union High School District Ser 2004
             (FSA Insd)...........................................    5.00      08/01/26       1,316,570

   1,110   Kern County Board of Education Refg 2006 Ser A COPs
             (MBIA Insd)..........................................    5.00      06/01/31       1,123,198

     245   Kern County Water Agency, Improvement District No 4 Ser
             2008A COPs (AGC Insd) (WI)...........................    5.00      05/01/28         250,615

   1,100   La Quinta Financing Authority, Local Agency 2004 Ser A
             (AMBAC Insd).........................................    5.25      09/01/24       1,143,131

   1,030   Los Angeles, Ser 2004 A (MBIA Insd)....................    5.00      09/01/24       1,064,938

   1,000   Los Angeles County Metropolitan Transportation
             Authority Sales Tax Ser 2000 A (FGIC Insd)...........    4.50      07/01/29(a)      981,720

   1,000   Los Angeles Department of Water & Power, 2001 Ser A
             (FSA Insd)...........................................    5.25      07/01/21       1,046,510

     800   Los Angeles Municipal Improvement Corporation, Police
             Headquarters Ser 2006-A (FGIC Insd)..................    4.75      01/01/31         762,576

   1,000   Los Angeles Wastewater Refg Ser 2003 B (FSA Insd)......    5.00      06/01/22       1,046,980

   1,000   Metropolitan Water District of Southern California,
             2003 Ser B-2 (FGIC Insd).............................    5.00      10/01/27       1,026,680

     235   Oakland Joint Powers Financing Authority, Oakland
             Administration Buildings Ser 2008 A (AGC Insd) (WI)..    5.00      08/01/26         245,533


                        See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON     MATURITY
THOUSANDS                                                             RATE        DATE          VALUE
--------------------------------------------------------------------------------------------------------

 $ 1,000   Oxnard Financing Authority, Wastewater 2004 Ser A (FGIC
             Insd)................................................    5.00 %    06/01/29     $ 1,003,080

     250   Placer County Water Agency Water Refg COPs Ser 2008
             (FSA Insd)...........................................    4.75      07/01/29         252,395

   1,000   Rancho Mirage Redevelopment Agency, Ser 2003 A (MBIA
             Insd)................................................    5.00      04/01/33       1,006,890

     360   Redding Electric System, COPs Ser 2008 A (FSA Insd)
             (WI).................................................    5.00      06/01/27         367,704

   1,235   Rocklin Unified School District, Community Facilities
             District No 2 Ser 2007 (MBIA Insd)...................    0.00      09/01/34         286,903

   1,255   Rocklin Unified School District, Community Facilities
             District No 2 Ser 2007 (MBIA Insd)...................    0.00      09/01/35         274,079

   1,230   Rocklin Unified School District, Community Facilities
             District No 2 Ser 2007 (MBIA Insd)...................    0.00      09/01/36         253,441

   1,025   Rocklin Unified School District, Community Facilities
             District No 2 Ser 2007 (MBIA Insd)...................    0.00      09/01/37         199,239

     675   Roseville Joint Union High School District, Election
             Ser 2004 C (FSA Insd)................................    0.00      08/01/25         284,641

   1,000   Sacramento County Sanitation Districts Financing
             Authority, Refg Ser 2006 (FGIC Insd).................    5.00      12/01/28       1,029,440

     180   Sacramento City Financing Authority, 1999 Solid Waste &
             Redevelopment (AMBAC Insd)...........................    5.75      12/01/22         189,081

   1,000   San Diego County Water Authority, California, Ser 2004
             A COPs (FSA Insd)....................................    5.00      05/01/29       1,023,720

   1,000   San Francisco City & County, City Buildings Ser 2007 A
             COPs (FGIC Insd).....................................    4.50      09/01/37         911,970

     340   San Francisco City & County, Laguna Honda Hospital
             RITES PA 1387 (FSA Insd).............................   11.589(b)  06/15/30         372,327

   2,000   San Francisco Public Utilities Commission, Water Refg
             Ser A 2001 (FSA Insd)................................    5.00      11/01/31       2,028,200

   1,000   San Jose, Airport Ser 2001 A (FGIC Insd)...............    5.00      03/01/25       1,010,460

   1,000   San Jose-Evergreen Community College District, Election
             Ser 2004 B (FSA Insd)................................    0.00      09/01/32         276,030

   1,000   Simi Valley Public Financing Authority, Ser 2004 COPs
             (AMBAC Insd).........................................    5.00      09/01/30       1,005,320

   1,000   Southern California Public Power Authority,
             Transmission Refg Ser 2002 A (FSA Insd)..............    5.25      07/01/18       1,059,130

     250   Tustin Unified School Facilities District No 2002-1-
             2002 Election Ser 2008 C (FSA Insd) (WI).............    5.00      06/01/28         260,035

   1,000   University of California, Ser 2007-J (FSA Insd)........    4.50      05/15/31         969,280

   1,000   University of California, Ser 2007-J (FSA Insd)........    4.50      05/15/35         957,730

   1,000   University of California Regents Ser 2007 A (MBIA
             Insd)................................................    5.00      05/15/37         944,270

   1,000   Upland School District, Election 2000 Ser 2001 B (FSA
             Insd)................................................    5.125     08/01/25       1,046,390

     675   Val Verde Unified School District of Construction COPs
             Ser 2005 B (FGIC Insd)...............................    5.00      01/01/30         666,164

   1,375   Washington Unified School District, 2004 Ser A (FGIC
             Insd)................................................    5.00      08/01/22       1,421,695


                        See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON     MATURITY
THOUSANDS                                                             RATE        DATE          VALUE
--------------------------------------------------------------------------------------------------------

 $   570   Yosemite Community College District, Election of 2004,
             Ser 2008 C (FSA Insd)................................    0.00 %    08/01/25     $   239,480

   1,000   Yucaipa Valley Water District, Ser 2004 A COPs (MBIA
             Insd)................................................    5.25      09/01/24       1,028,120
                                                                                             -----------

                                                                                              45,642,178
                                                                                             -----------

           Puerto Rico (2.1%)

   1,000   Puerto Rico Infrastructure Financing Authority, 2000
             Ser A (ETM) (c)......................................    5.50      10/01/32       1,039,270
                                                                                             -----------

           Total Tax-Exempt Municipal Bonds (Cost $46,487,197)..........................      46,681,448
                                                                                             -----------

           California Short-Term Tax-Exempt Municipal Obligations
           (6.9%)

     900   California Department of Water Resources, Power Supply
             Ser 2002 B Subser B-1 (Demand 05/01/08)..............    2.35 (d)  05/01/22         900,000

     900   California Housing Finance Agency, Multifamily Housing
             Ser 2000 D (Demand 05/01/08).........................    2.55 (d)  02/01/31         900,000

     900   Los Angeles Department of Water & Power, Power System
             2001 B Subser B-3 (Demand 05/01/08)..................    2.40 (d)  07/01/34         900,000

     700   Irvine Reassessment District No 85-7, Limited
             Obligation Improvement Ser 2007 A (FSA Insd) (Demand
             05/01/08)............................................    2.30 (d)  09/02/32         700,000
                                                                                             -----------

           Total California Short-Term Tax-Exempt Municipal Obligations (Cost
           $3,400,000)..................................................................       3,400,000
                                                                                             -----------

           Total Investments (Cost $49,887,196) (e) (f).....................       101.2%     50,081,448

           Liabilities in Excess of Other Assets ...........................        (1.2)       (579,537)
                                                                                  -------    -----------

           Net Assets Applicable to Common Shareholders ....................       100.0%    $49,501,911
                                                                                   =====     ===========





                        See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED) continued


----------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.


        AMT      Alternative Minimum Tax.
        COPs     Certificates of Participation.
        ETM      Escrowed to Maturity.
       RITES     Residual Interest Tax-Exempt Security.
         WI      Security purchased on a when-issued basis.
        (a)      Prefunded to call date shown.
        (b)      Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security
                 changes. Position in an inverse floating rate municipal
                 obligation has a value of $372,327, which represents 0.8% of net assets applicable to common shareholders.
        (c)      A portion of this security has been physically segregated in connection with open futures contracts in the amount of
                 $269,393.
        (d)      Current coupon rate of variable rate demand obligation.
        (e)      Securities have been designated as collateral in an amount equal to $40,713,010 in connection with open futures and swaps
                 contracts and securities purchased on a when-issued basis.
        (f)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
                 unrealized appreciation is $966,826 and the aggregate gross unrealized depreciation is $772,574 resulting in net unrealized appreciation of $194,252.


Bond Insurance:
---------------
       AGC       Assured Guaranty Corporation.
      AMBAC      AMBAC Assurance Corporation.
       FGIC      Financial Guaranty Insurance Company.
       FSA       Financial Security Assurance Inc.
       MBIA      Municipal Bond Investors Assurance Corporation.
       XLCA      XL Capital Assurance Inc.


FUTURES CONTRACTS OPEN AT APRIL 30, 2008:


                                                                                UNREALIZED
NUMBER OF                      DESCRIPTION, DELIVERY       UNDERLYING FACE     APPRECIATION
CONTRACTS    LONG/SHORT           MONTH AND YEAR           AMOUNT AT VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------------------
   241          Long            U.S. Swaps 10 Year,
                                     June 2008               $ 27,187,813        $(14,825)
    30          Long       U.S. Treasury Bonds 20 Year,
                                     June 2008                  3,506,719          44,232
    18          Short       U.S. Treasury Notes 5 Year,
                                     June 2008                 (2,015,719)         19,781
    53          Short       U.S. Treasury Notes 2 Year,
                                     June 2008                (11,272,438)         55,542
   194          Short      U.S. Treasury Notes 10 Year,
                                     June 2008                (22,467,625)        (92,546)
                                                                                 --------
                           Net Unrealized Appreciation....................       $ 12,184
                                                                                 ========





                        See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED) continued

INTEREST RATE SWAP CONTRACTS OPEN AT APRIL 30, 2008:


                                                                                                                  UNREALIZED
                              NOTIONAL            PAYMENTS               PAYMENTS             TERMINATION        APPRECIATION
      COUNTERPARTY          AMOUNT (000)     RECEIVED BY TRUST         MADE BY TRUST              DATE          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank N.A.       $3,280       Fixed Rate 5.385%      Floating Rate 0.00%@    February 14, 2018       $ 37,294
  Bank of America N.A.          3,135       Fixed Rate 5.58        Floating Rate 0.00@     February 28, 2018         57,245
  Bank of America N.A.            935       Fixed Rate 5.070       Floating Rate 0.00@       April 14, 2018            (982)
  Bank of America N.A.            945       Fixed Rate 4.982       Floating Rate 0.00@       April 15, 2018          (3,988)
   Merrill Lynch & Co.          1,255       Fixed Rate 5.00        Floating Rate 0.00@       April 15, 2018          (4,506)
JPMorgan Chase Bank N.A.        4,190       Floating Rate 0.00@    Fixed Rate 5.831        February 14, 2023        (45,755)
  Bank of America N.A.          4,010       Floating Rate 0.00@    Fixed Rate 5.99         February 28, 2023        (61,473)
  Bank of America N.A.          1,195       Floating Rate 0.00@    Fixed Rate 5.47           April 14, 2023            (789)
  Bank of America N.A.          1,155       Floating Rate 0.00@    Fixed Rate 5.38           April 15, 2023           2,137
   Merrill Lynch & Co.          1,620       Floating Rate 0.00@    Fixed Rate 5.395          April 15, 2023           2,317
                                                                                                                   --------
                            Net Unrealized Depreciation.....................................................       $(18,500)
                                                                                                                   ========




----------

 @   Floating rate represents USD-3 months LIBOR.




                        See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2008 (unaudited)


Assets:
Investments in securities, at value (cost $49,887,196)..........  $50,081,448
Unrealized appreciation on open swap contracts..................       98,993
Cash............................................................       72,762
Receivable for:
  Interest.....................................................       633,947
  Variation margin.............................................        87,923
Prepaid expenses and other assets...............................       13,483
                                                                  -----------
  Total Assets.................................................    50,988,556
                                                                  -----------
Liabilities:
Unrealized depreciation on open swap contracts                        117,493
Payable for:
  Investments purchased........................................     1,314,250
  Investment advisory fee......................................        10,170
  Administration fee...........................................         3,013
  Transfer agent fee...........................................         1,166
Accrued expenses and other payables.............................       40,553
                                                                  -----------
  Total Liabilities............................................     1,486,645
                                                                  -----------
Preferred shares of beneficial interest (1,000,000 shares
  authorized of non-participating $.01 par value, none issued)..       --
                                                                  -----------
  Net Assets Applicable to Common Shareholders.................   $49,501,911
                                                                  ===========
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 3,427,554 shares outstanding)...  $48,716,453
Net unrealized appreciation.....................................      187,936
Accumulated undistributed net investment income.................      349,606
Accumulated undistributed net realized gain.....................      247,916
                                                                  -----------
  Net Assets Applicable to Common Shareholders.................   $49,501,911
                                                                  ===========
Net Asset Value Per Common Share
($49,501,911 divided by 3,427,554 common shares outstanding)....       $14.44
                                                                       ======





                        See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended April 30, 2008 (unaudited)


Net Investment Income:
Interest Income.................................................  $ 1,171,944
                                                                  -----------
Expenses
Investment advisory fee.........................................       65,587
Professional fees...............................................       24,445
Administration fee..............................................       19,433
Custodian fees..................................................       11,880
Shareholder reports and notices.................................       11,638
Listing fees....................................................        9,553
Transfer agent fees and expenses................................        5,463
Trustees' fees and expenses.....................................          641
Other...........................................................        6,857
                                                                  -----------
  Total Expenses...............................................       155,497

Less: expense offset............................................      (11,756)
                                                                  -----------
  Net Expenses.................................................       143,741
                                                                  -----------
  Net Investment Income........................................     1,028,203
                                                                  -----------
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments.....................................................      476,240
Futures contracts...............................................     (150,887)
                                                                  -----------
  Net Realized Gain............................................       325,353
                                                                  -----------
Change in Unrealized Appreciation/Depreciation on:
Investments.....................................................   (1,271,522)
Futures contracts...............................................        8,946
Swap contracts..................................................      (18,500)
                                                                  -----------
  Net Change in Unrealized Appreciation/Depreciation...........    (1,281,076)
                                                                  -----------
  Net Loss.....................................................      (955,723)
                                                                  -----------
Net Increase....................................................  $    72,480
                                                                  ===========





                        See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                       FOR THE SIX      FOR THE YEAR
                                                      MONTHS ENDED          ENDED
                                                     APRIL 30, 2008   OCTOBER 31, 2007
                                                     --------------   ----------------
                                                       (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income..............................    $ 1,028,203       $ 2,100,376
Net realized gain..................................        325,353           357,398
Net change in unrealized
  appreciation/depreciation........................     (1,281,076)       (1,250,052)
                                                       -----------       -----------
  Net Increase....................................          72,480         1,207,722
                                                       -----------       -----------
Dividends and Distributions to Common Shareholders
  from:
Net investment income..............................     (1,082,285)       (2,092,309)
Net realized gain..................................       (455,670)         (142,684)
                                                       -----------       -----------
  Total Dividends and Distributions...............      (1,537,955)       (2,234,993)
                                                       -----------       -----------
Decrease from transactions in common shares of
  beneficial interest..............................       (315,022)         (561,984)
                                                       -----------       -----------
  Net Decrease....................................      (1,780,497)       (1,589,255)
Net Assets Applicable to Common Shareholders:
Beginning of period................................     51,282,408        52,871,663
                                                       -----------       -----------
End of Period
(Including accumulated undistributed net investment
income of $349,606 and $403,688, respectively).....    $49,501,911       $51,282,408
                                                       ===========       ===========





                        See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Insured California Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from both federal and California income taxes. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED) continued


applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Floating Rate Note Obligations Related to Securities Held -- The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trust's assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) included the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "floating rate note obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption "Interest and residual trust expenses" in the Trust's Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. As of the six months ended April 30, 2008, the Trust did not hold any floating rate note obligations.

E. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED) continued

F. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Trust adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on April 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") , the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust's average weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust's average weekly net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED) continued

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2008, aggregated $5,258,329 and $6,160,049, respectively.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. Preferred Shares of Beneficial Interest
The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Upon issuance, the Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

As of April 30, 2008, there were no preferred shares outstanding.

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED) continued

5. Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

                                                                              CAPITAL
                                                                              PAID IN
                                                                             EXCESS OF
                                                      SHARES    PAR VALUE    PAR VALUE
                                                    ---------   ---------   -----------
Balance, October 31, 2006.........................  3,489,972    $34,900    $49,558,559
Treasury shares purchased and retired (weighted
  average discount 5.59%)+........................    (39,900)      (399)      (561,585)
                                                    ---------    -------    -----------
Balance, October 31, 2007.........................  3,450,072     34,501     48,996,974
Treasury shares purchased and retired (weighted
  average discount 5.53%)+........................    (22,518)      (225)      (314,797)
                                                    ---------    -------    -----------
Balance, April 30, 2008...........................  3,427,554    $34,276    $48,682,177
                                                    =========    =======    ===========




----------
  + The Trustees have voted to retire the shares purchased.

6. Dividends to Common Shareholders
On April 08, 2008, the Trust declared the following dividends from net investment income:

  AMOUNT         RECORD          PAYABLE
PER SHARE         DATE             DATE
---------    -------------    -------------
 $0.0525      May 23, 2008     May 30, 2008
 $0.0525     June 20, 2008    June 27, 2008


7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Trust with the transfer agent and custodian.

8. Purposes of and Risks Relating to Certain Financial Instruments
The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trusts in exchange for cash and residual interests in the Dealer Trusts. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of the leverage may also cause the Trust to

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED) continued

liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Trust may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Trust expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Trust may also enter into these transactions to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

9. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2007, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED) continued

10. Accounting Pronouncements
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit- risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

Morgan Stanley Insured California Municipal Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX             FOR THE YEAR ENDED OCTOBER 31,
                                                MONTHS ENDED    -----------------------------------------------
                                               APRIL 30, 2008     2007      2006      2005      2004      2003
                                               --------------   -------   -------   -------   -------   -------
                                                 (unaudited)

Selected Per Share Data:

Net asset value, beginning of period.........       $14.86       $15.15    $15.17    $15.35    $15.24    $15.56
                                                    ------       ------    ------    ------    ------    ------

Income (loss) from investment operations:
  Net investment income(1)..................          0.30         0.60      0.59      0.62      0.66      0.67
  Net realized and unrealized gain (loss)...         (0.28)       (0.26)     0.32     (0.05)     0.25     (0.07)
                                                    ------       ------     -----    ------     -----    ------

Total income from investment operations......         0.02         0.34      0.91      0.57      0.91      0.60
                                                     -----        -----     -----     -----     -----     -----

Less dividends and distributions from:
  Net investment income.....................         (0.32)       (0.60)    (0.61)    (0.66)    (0.63)    (0.71)
  Net realized gain.........................         (0.13)       (0.04)    (0.35)    (0.13)    (0.20)    (0.25)
                                                    ------       ------    ------    ------    ------    ------

Total dividends and distributions............        (0.45)       (0.64)    (0.96)    (0.79)    (0.83)    (0.96)
                                                    ------       ------    ------    ------    ------    ------

Anti-dilutive effect of acquiring treasury
shares(1)...................................          0.01         0.01      0.03      0.04      0.03      0.04
                                                     -----        -----     -----     -----     -----     -----

Net asset value, end of period...............       $14.44       $14.86    $15.15    $15.17    $15.35    $15.24
                                                    ======       ======    ======    ======    ======    ======

Market value, end of period..................       $13.90       $14.19    $14.06    $13.99    $13.96    $13.83
                                                    ======       ======    ======    ======    ======    ======

Total Return(2)..............................         1.15%(5)     5.54%     7.68%     5.96%     7.19%     4.57%

Ratios to Average Net Assets:
Total expenses (before expense offset).......         0.62%(6)(4)  0.76%(3)  0.61%(3)  0.62%(3)  0.58%(3)  0.55%(3)
Total expenses (before expense offset,
exclusive of interest and residual trust
expenses)...................................          0.62%(6)(4)  0.62%(3)  0.61%(3)  0.62%(3)  0.58%(3)  0.55%(3)

Net investment income........................         4.11%(6)     4.05%     4.07%     4.09%     4.37%     4.50%

Supplemental Data:
Net assets, end of period, in thousands......      $49,502      $51,282   $52,872   $54,413   $56,955   $57,923

Portfolio turnover rate......................           11%(5)       19%        5%       26%       31%       31%



----------

(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(3)  Does not reflect the effect of expense offset of 0.01%.
(4)  Does not reflect the effect of expense offset of 0.05%.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
REVISED INVESTMENT POLICY (UNAUDITED)


While the Trust's policy is to emphasize investments in municipal obligations with longer-term maturities because generally longer-term obligations, while more susceptible to market fluctuations resulting from changes in interest rates, produce higher yields than short-term obligations, the Trust no longer expects to maintain a specific average weighted maturity of its portfolio. As a result of changes in the fixed-income and municipal marketplace, the Trust's average portfolio maturity will vary depending upon market conditions and other factors.

Morgan Stanley Insured California Municipal Securities
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY (UNAUDITED)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

FOR EXAMPLE:
- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences,

Morgan Stanley Insured California Municipal Securities
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY (UNAUDITED) continued


  through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.



(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Insured California
Municipal Securities


Semiannual Report
April 30, 2008




ICSSAN
IU08-03238P-Y04/08

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4.  Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5.  Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9.  Closed-End Fund Repurchases

                                 REGISTRANT PURCHASE OF EQUITY SECURITIES
-----------------------------------------------------------------------------------------------------------
Period                        (a) Total         (b) Average      (c) Total                (d) Maximum
                              Number of         Price Paid       Number of                Number (or
                              Shares (or        per Share        Shares (or               Approximate
                              Units)            (or Unit)        Units)                   Dollar Value)
                              Purchased                          Purchased as             of Shares (or
                                                                 Part of Publicly         Units) that May
                                                                 Announced                Yet Be Purchased
                                                                 Plans or                 Under the Plans
                                                                 Programs                 or Programs
-----------------------------------------------------------------------------------------------------------
November 1,-
November 30, 2007               2,700              13.966               N/A                  N/A
-----------------------------------------------------------------------------------------------------------
December 1, -
December 31, 2007              11,312             13.8592               N/A                  N/A
-----------------------------------------------------------------------------------------------------------
January 1, -
January 31, 2008                8,506             14.1119               N/A                  N/A
-----------------------------------------------------------------------------------------------------------
February 1 -
February 29, 2008                                                       N/A                  N/A
-----------------------------------------------------------------------------------------------------------
March 1 -
March 31, 2008                                                          N/A                  N/A
-----------------------------------------------------------------------------------------------------------
April 1, -
April 30, 2008                                                          N/A                  N/A
-----------------------------------------------------------------------------------------------------------
Total                           22,518            13.9792               N/A                  N/A
-----------------------------------------------------------------------------------------------------------


Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Trust's/Fund's principal executive officer and principal financial officer have concluded that the Trust's/Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured California Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008